Analysis of Net Debt - Reconciliation of Opening to Closing Net Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Cash and cash equivalents at 1 January	[1]	$ 5,783	$ 7,721		$ 4,218
Cash and cash equivalents at 31 December		5,936	5,783	[1]	7,721	[1]
Liabilities arising from financing activities at 1 January		(12,036)	(13,662)
Liabilities arising from financing activities at 31 December		(11,025)	(12,036)		(13,662)
Group net debt at 1 January		(6,253)	(5,941)		(7,532)
Group net debt at 31 December		(5,105)	(6,253)		(5,941)
Interest-bearing loans and borrowings
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Liabilities arising from financing activities at 1 January		(10,487)	(12,215)		(10,127)
Liabilities arising from financing activities at 31 December		(9,636)	(10,487)		(12,215)
Lease liabilities
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Liabilities arising from financing activities at 1 January		(1,671)	(1,635)		(1,697)
Liabilities arising from financing activities at 31 December		(1,319)	(1,671)		(1,635)
Derivative financial instruments - financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Liabilities arising from financing activities at 1 January		(122)
Liabilities arising from financing activities at 31 December		70	(122)
Derivative financial instruments - non-financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Liabilities arising from financing activities at 1 January		0
Liabilities arising from financing activities at 31 December		16	0
Derivative financial instruments (net)
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Liabilities arising from financing activities at 1 January		(122)	(188)		(74)
Liabilities arising from financing activities at 31 December			(122)		(188)
Cash flow
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		393	(1,617)		3,172
Increase (decrease) in liabilities arising from financing activities		586
Increase (decrease) in net debt		921	(133)		1,920
Cash flow | Interest-bearing loans and borrowings
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		326	1,183		(1,484)
Cash flow | Lease liabilities
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		249	264		258
Cash flow | Derivative financial instruments - financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		11
Cash flow | Derivative financial instruments - non-financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		(58)
Cash flow | Derivative financial instruments (net)
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities			37		(26)
Net debt in acquired companies
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		22	7		0
Increase (decrease) in liabilities arising from financing activities		(115)
Increase (decrease) in net debt		(93)	(84)		(12)
Net debt in acquired companies | Interest-bearing loans and borrowings
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		(8)	(3)		0
Net debt in acquired companies | Lease liabilities
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		(107)	(88)		(12)
Net debt in acquired companies | Derivative financial instruments - financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		0
Net debt in acquired companies | Derivative financial instruments - non-financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		0
Net debt in acquired companies | Derivative financial instruments (net)
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities			0		0
Net debt in disposed companies
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		(31)	(31)		(7)
Increase (decrease) in liabilities arising from financing activities		348
Increase (decrease) in net debt		317	(28)		5
Net debt in disposed companies | Interest-bearing loans and borrowings
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		6	0		0
Net debt in disposed companies | Lease liabilities
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		342	3		12
Net debt in disposed companies | Derivative financial instruments - financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		0
Net debt in disposed companies | Derivative financial instruments - non-financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		0
Net debt in disposed companies | Derivative financial instruments (net)
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities			0		0
Mark-to-market and other non-cash adjustments
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		0	0		0
Increase (decrease) in liabilities arising from financing activities		(224)
Increase (decrease) in net debt		(186)	(211)		(131)
Mark-to-market and other non-cash adjustments | Interest-bearing loans and borrowings
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		159	90		(80)
Mark-to-market and other non-cash adjustments | Lease liabilities
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		(189)	(249)		(153)
Mark-to-market and other non-cash adjustments | Derivative financial instruments - financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		(194)
Mark-to-market and other non-cash adjustments | Derivative financial instruments - non-financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		38
Mark-to-market and other non-cash adjustments | Derivative financial instruments (net)
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities			(52)		102
Translation adjustment
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		(231)	(297)		338
Increase (decrease) in liabilities arising from financing activities		416
Increase (decrease) in net debt		189	144		(191)
Translation adjustment | Interest-bearing loans and borrowings
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		368	458		(524)
Translation adjustment | Lease liabilities
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		57	34		(43)
Translation adjustment | Derivative financial instruments - financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		(9)
Translation adjustment | Derivative financial instruments - non-financing
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities		$ 4
Translation adjustment | Derivative financial instruments (net)
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Increase (decrease) in liabilities arising from financing activities			$ (51)		$ 38

[1]	See the Accounting Policies on page 181 for further details.